JPMorgan Dividend Leaders ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 0.7%
QBE Insurance Group Ltd.	4,120	53,180
Austria — 0.5%
Erste Group Bank AG	532	32,707
Denmark — 0.4%
Novo Nordisk A/S, Class B	378	31,913
Finland — 0.6%
Nordea Bank Abp	3,516	41,819
France — 6.2%
Cie Generale des Etablissements Michelin SCA	1,891	65,763
Legrand SA	567	57,807
LVMH Moet Hennessy Louis Vuitton SE	184	134,579
Pernod Ricard SA	426	48,653
Safran SA	260	64,453
Vinci SA	705	76,290
		447,545
Germany — 4.0%
Allianz SE (Registered)	158	51,519
Deutsche Boerse AG	371	91,651
Deutsche Telekom AG (Registered)	2,038	68,373
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	135	73,174
		284,717
Hong Kong — 1.2%
AIA Group Ltd.	4,000	28,121
Hong Kong Exchanges & Clearing Ltd.	1,500	58,709
		86,830
Indonesia — 0.5%
Bank Central Asia Tbk. PT	63,700	36,798
Ireland — 2.1%
Accenture plc, Class A	381	146,666
Italy — 0.8%
UniCredit SpA	1,226	56,302
Japan — 4.1%
Bridgestone Corp.	1,200	43,045
Disco Corp.	200	57,885
Japan Exchange Group, Inc.	2,600	27,472
Shin-Etsu Chemical Co. Ltd.	2,600	80,606
Tokio Marine Holdings, Inc.	1,100	36,282
Tokyo Electron Ltd.	300	50,605
		295,895
Mexico — 0.5%
Wal-Mart de Mexico SAB de CV	13,450	35,037
Netherlands — 1.9%
ASML Holding NV	80	59,181

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Heineken NV	586	40,714
Koninklijke KPN NV	10,644	38,515
		138,410
Singapore — 2.0%
DBS Group Holdings Ltd.	2,400	78,557
Singapore Exchange Ltd.	7,400	66,581
		145,138
South Korea — 0.6%
SK Hynix, Inc.	307	41,331
Spain — 0.7%
Iberdrola SA	3,713	52,470
Sweden — 1.7%
Volvo AB, Class B	4,410	121,511
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88	18,420
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	300,358
		318,778
United Kingdom — 4.0%
AstraZeneca plc	647	90,823
RELX plc	2,755	136,804
SSE plc	2,910	58,623
		286,250
United States — 62.6%
Abbott Laboratories	1,003	128,314
AbbVie, Inc.	714	131,305
Analog Devices, Inc.	495	104,886
Baker Hughes Co.	2,428	112,125
Bank of America Corp.	2,790	129,177
Bristol-Myers Squibb Co.	922	54,352
Broadcom, Inc.	727	160,863
Chevron Corp.	352	52,515
CME Group, Inc.	386	91,297
CMS Energy Corp.	526	34,716
Coca-Cola Co. (The)	1,878	119,215
Dominion Energy, Inc.	841	46,751
Dow, Inc.	749	29,248
Exxon Mobil Corp.	880	94,010
Fidelity National Information Services, Inc.	2,179	177,523
Honeywell International, Inc.	412	92,173
Johnson & Johnson	741	112,743
Lam Research Corp.	456	36,959
Linde plc	227	101,269
Lowe's Cos., Inc.	401	104,276
Marsh & McLennan Cos., Inc.	333	72,221
Mastercard, Inc., Class A	77	42,768

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
McDonald's Corp.	477	137,710
Merck & Co., Inc.	528	52,177
Meta Platforms, Inc., Class A	448	308,753
Microchip Technology, Inc.	721	39,150
Microsoft Corp.	982	407,589
Morgan Stanley	1,067	147,705
NextEra Energy, Inc.	1,688	120,793
Omnicom Group, Inc.	493	42,787
Otis Worldwide Corp.	1,495	142,653
Ross Stores, Inc.	583	87,776
Salesforce, Inc.	199	67,998
Seagate Technology Holdings plc	586	56,467
Shell plc	2,486	81,627
Southern Co. (The)	1,668	140,029
Trane Technologies plc	167	60,579
Truist Financial Corp.	1,598	76,097
UnitedHealth Group, Inc.	228	123,688
Walt Disney Co. (The)	917	103,676
Wells Fargo & Co.	1,031	81,243
Welltower, Inc., REIT	748	102,087
Yum! Brands, Inc.	621	81,041
		4,490,331
Total Common Stocks (Cost $7,100,475)		7,143,628
Total Investments — 99.6% (Cost $7,100,475)		7,143,628
Other Assets in Excess of Liabilities — 0.4%		25,293
NET ASSETS — 100.0%		7,168,921

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	12.2%
Banks	7.5
Capital Markets	6.8
Software	6.7
Electric Utilities	5.2
Pharmaceuticals	4.8
Insurance	4.4
Interactive Media & Services	4.3
Machinery	3.7
Oil, Gas & Consumable Fuels	3.2
Financial Services	3.1
Hotels, Restaurants & Leisure	3.1
Chemicals	3.0
Beverages	2.9
Specialty Retail	2.7
IT Services	2.0
Professional Services	1.9
Textiles, Apparel & Luxury Goods	1.9
Biotechnology	1.8
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	1.7
Energy Equipment & Services	1.6
Automobile Components	1.5
Diversified Telecommunication Services	1.5
Entertainment	1.4
Health Care REITs	1.4
Industrial Conglomerates	1.3
Multi-Utilities	1.1
Construction & Engineering	1.1
Others (each less than 1.0%)	4.4

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	53,180	—	53,180
Austria	—	32,707	—	32,707
Denmark	—	31,913	—	31,913
Finland	—	41,819	—	41,819
France	—	447,545	—	447,545
Germany	—	284,717	—	284,717

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$86,830	$—	$86,830
Indonesia	—	36,798	—	36,798
Ireland	146,666	—	—	146,666
Italy	—	56,302	—	56,302
Japan	—	295,895	—	295,895
Mexico	35,037	—	—	35,037
Netherlands	—	138,410	—	138,410
Singapore	—	145,138	—	145,138
South Korea	—	41,331	—	41,331
Spain	—	52,470	—	52,470
Sweden	—	121,511	—	121,511
Taiwan	18,420	300,358	—	318,778
United Kingdom	—	286,250	—	286,250
United States	4,408,704	81,627	—	4,490,331
Total Common Stocks	4,608,827	2,534,801	—	7,143,628
Total Investments in Securities	$4,608,827	$2,534,801	$—	$7,143,628